Company Financial Information - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jan. 01, 2016	Apr. 28, 2015	Mar. 31, 2015	Mar. 11, 2015	Mar. 26, 2014
Condensed Financial Statements, Captions [Line Items]
Stock repurchase program, authorized amount							$ 3,102,000,000.000	$ 1,740,000,000.00
Stock repurchase program, authorized amount contingent on prior issuance of preferred stock							700,000,000
Preferred stock, amount							$ 1,000,000,000
Dividend payout ratio that when exceeded begins to receive close scrutiny from fed	30.00%
Bank Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Liquid asset held, amount	$ 1,300,000,000
Common stock, dividends declared	182,000,000	$ 809,000,000	$ 1,000,000,000
Average reserve balances with federal reserve banks	$ 6,500,000,000	$ 6,300,000,000
Credit Extensions To Affiliates
Condensed Financial Statements, Captions [Line Items]
Maximum percentage of regulatory capital allowable for bank credit extensions	10.00%
Credit Extensions In Aggregate To Bank Of New York And All Affiliates
Condensed Financial Statements, Captions [Line Items]
Maximum percentage of regulatory capital allowable for bank credit extensions	20.00%
Minimum
Condensed Financial Statements, Captions [Line Items]
Collateral percentage requirement for bank loans to affiliates	100.00%
Maximum
Condensed Financial Statements, Captions [Line Items]
Collateral percentage requirement for bank loans to affiliates	130.00%
Subsequent Event | Bank Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Dividend payments without regulatory approval				$ 3,100,000,000
2015 Capital Plan [Member]
Condensed Financial Statements, Captions [Line Items]
Stock repurchase program, authorized amount						$ 3,100,000,000.0
Stock repurchase program, authorized amount contingent on prior issuance of preferred stock						$ 700,000,000
Preferred stock, amount					$ 1,000,000,000